UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [X]; Amendment Number Number 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-12848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Shea
Title: President of Icahn Enterprises G.P. Inc., the general partner of Icahn Enterprises Holdings L.P., the sole member of IPH GP LLC, the general partner of Icahn Capital LP
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Peter K. Shea
-----------------
Peter K. Shea                     New York, New York                    11/14/08
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $14,247
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

GUARANTY FINAN-    COM        40108N106        14,247     2,653,012   SH                Sole           n/a     2,653,012
CIAL GROUP, INC.



                        Total:                $14,247

